Document And Entity Information	Jan. 26, 2023
Document Information Line Items
Entity Registrant Name	Apex 11 Inc.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001578329
Document Period End Date	Jan. 26, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54964
Entity Tax Identification Number	46-2823100
Entity Address, Address Line One	8217 East Spanish Boot Road
Entity Address, City or Town	Carefree
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85377
City Area Code	(480)
Local Phone Number	619-1575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE